FINANCIAL ASSETS AT AMORTISED COST - Schedule of Undrawn Balances (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Beginning balance allowance for expected credit losses	£ 6,247
Impact of transfers between stages	(67)	£ 1,469	£ 604
Other items	(4)	10	(4)
Ending balance allowance for expected credit losses	4,042	6,247
Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Exchange and other adjustments	(2)
Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Beginning balance allowance for expected credit losses	459	177
Exchange and other adjustments		(7)
Impact of transfers between stages	(55)	102
Other items	(202)	187
Credit to the income statement	(257)
Charge to the income statement		289
Ending balance allowance for expected credit losses	200	459	177
Stage 1 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	0
Stage 2 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	0
Stage 3 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	0
Impact of transfers between stages | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(55)	102
Stage 1 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Exchange and other adjustments	(1)
Stage 1 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Beginning balance allowance for expected credit losses	212	95
Exchange and other adjustments		(6)
Impact of transfers between stages	0	(10)
Other items	(102)	126
Credit to the income statement	(102)
Charge to the income statement		123
Ending balance allowance for expected credit losses	109	212	95
Stage 1 | Stage 1 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	78	19
Stage 1 | Stage 2 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(8)	(11)
Stage 1 | Stage 3 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(1)	(1)
Stage 1 | Impact of transfers between stages | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(69)	(3)
Stage 2 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Exchange and other adjustments	(2)
Stage 2 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Beginning balance allowance for expected credit losses	234	77
Exchange and other adjustments		(1)
Impact of transfers between stages	(58)	102
Other items	(88)	70
Credit to the income statement	(146)
Charge to the income statement		158
Ending balance allowance for expected credit losses	86	234	77
Stage 2 | Stage 1 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(78)	(19)
Stage 2 | Stage 2 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	8	11
Stage 2 | Stage 3 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(6)	(6)
Stage 2 | Impact of transfers between stages | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	18	88
Stage 3 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Exchange and other adjustments	1
Stage 3 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Beginning balance allowance for expected credit losses	13	5
Exchange and other adjustments		0
Impact of transfers between stages	3	10
Other items	(12)	(9)
Credit to the income statement	(9)
Charge to the income statement		8
Ending balance allowance for expected credit losses	5	13	5
Stage 3 | Stage 1 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	0
Stage 3 | Stage 2 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	0
Stage 3 | Stage 3 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	7	7
Stage 3 | Impact of transfers between stages | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(4)	17
POCI | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Exchange and other adjustments	0	0
POCI | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Beginning balance allowance for expected credit losses	0	0
Other items	0	0
Credit to the income statement	0
Charge to the income statement		0
Ending balance allowance for expected credit losses	£ 0	£ 0	£ 0